Right of use assets & lease liabilities - Right of use assets (Details) € in Millions	12 Months Ended
	Mar. 31, 2026 EUR (€)	Mar. 31, 2025 EUR (€) aircraft	Mar. 31, 2024 EUR (€)
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance	€ 148.5	€ 166.5	€ 209.1
Depreciation charge for the year	(61.9)	(63.3)	(65.2)
Additions	61.5	22.8	22.6
Modification of leases		22.5
Ending balance	148.1	148.5	€ 166.5
Aircraft
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance	148.5
Depreciation charge for the year	(61.9)
Additions	22.2
Ending balance	108.8	€ 148.5
Airbus A320
Disclosure of quantitative information about right-of-use assets [line items]
Number of leased aircraft for which leasing term has been extended during the period | aircraft		3
Hangar and Buildings
Disclosure of quantitative information about right-of-use assets [line items]
Additions	39.3
Ending balance	€ 39.3